Tangible assets (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Property and Equipment Breakdown

	December 31, 2025	December 31, 2024
Real estate	579,311,519	574,106,988
Furniture and facilities	107,938,297	108,805,855
Right of use – Real Estate	84,390,408	75,020,913
Machinery and equipment	72,513,170	63,728,373
Works in progress	48,505,617	26,129,042
Automobiles	3,994,406	2,729,285
TOTAL	896,653,417	850,520,456

Summary of Property and Equipment
Changes in the item for years 2025 and 2024 are included below:

					Depreciation
	Cost as of December 31, 2024	Additions	Acquisitions through business combinations	Disposals (1)	Accumulated as of December 31, 2024	Acquisitions through business combinations	Disposals (1)	For the period	Accumulated as of December 31, 2025	Carrying amount as of December 31, 2025
Real estate	665,146,195	19,714,251	—	650,217	91,039,207	—	650,217	14,509,720	104,898,710	579,311,519
Furniture and facilities	239,165,303	23,573,995	120,313	18,711,621	130,359,448	102,157	18,711,621	24,459,709	136,209,693	107,938,297
Rights of use – Real estate	140,370,720	19,503,380	—	10,427,050	65,349,807	—	6,721,021	6,427,856	65,056,642	84,390,408
Machinery and equipment	102,143,965	48,338,435	544,246	17,212,614	38,415,592	475,341	17,212,614	39,622,543	61,300,862	72,513,170
Work in progress	26,129,042	42,471,355	—	20,094,780	—	—	—	—	—	48,505,617
Automobiles	7,562,387	1,980,230	698,825	520,953	4,833,102	150,892	418,689	1,160,778	5,726,083	3,994,406
Total	1,180,517,612	155,581,646	1,363,384	67,617,235	329,997,156	728,390	43,714,162	86,180,606	373,191,990	896,653,417

					Impairment	Depreciation
	Cost as of December 31, 2023	Transfer to investment properties	Additions	Disposals (1)	Reversals	Accumulated as of December 31, 2023	Transfer to investment properties	Disposals (1)	For the period	Accumulated as of December 31, 2024	Carrying amount as of December 31, 2024
Real estate	727,516,157	(62,880,448)	5,216,096	10,726,071	6,020,461	90,113,091	(7,496,896)	7,194,354	15,617,366	91,039,207	574,106,988
Furniture and facilities	237,342,241	—	23,583,521	21,760,459	—	127,510,776	—	21,760,399	24,609,071	130,359,448	108,805,855
Rights of use – Real estate	140,686,171	—	18,454,087	18,769,538	—	70,959,803	—	10,955,164	5,345,168	65,349,807	75,020,913
Machinery and equipment	46,020,880	—	70,894,205	14,771,120	—	23,429,851	—	14,773,298	29,759,039	38,415,592	63,728,373
Work in progress	11,687,031	—	22,951,005	8,508,994	—	—	—	—	—	—	26,129,042
Automobiles	7,193,106	—	951,961	582,680	—	4,149,544	—	316,262	999,820	4,833,102	2,729,285
Total	1,170,445,586	(62,880,448)	142,050,875	75,118,862	6,020,461	316,163,065	(7,496,896)	54,999,477	76,330,464	329,997,156	850,520,456
(1)Includes write-off of fully depreciated items and finalized constructions.

Summary of Investment Properties
Below are the changes in investment properties:

		Impairment		Depreciation
	Cost as of December 31, 2024	Loss	Reversals	Accumulated as of December 31, 2024	For the period	Accumulated as of December 31, 2025	Carrying amount as of December 31, 2025
Real estate	198,898,226	102,887	9,753,067	23,592,920	3,487,869	27,080,789	181,467,617
Total	198,898,226	102,887	9,753,067	23,592,920	3,487,869	27,080,789	181,467,617

			Impairment	Depreciation
	Cost as of December 31, 2023	Transfer to investment properties	Loss	Accumulated as of December 31, 2023	Transfer to investment properties	For the period	Accumulated as of December 31, 2024	Carrying amount as of December 31, 2024
Real estate	184,869,825	62,880,448	48,852,047	12,554,340	7,496,896	3,541,684	23,592,920	175,305,306
Total	184,869,825	62,880,448	48,852,047	12,554,340	7,496,896	3,541,684	23,592,920	175,305,306

Summary of Impairment Loss on Investment Properties

	Impairment Loss
	December 31, 2025	December 31, 2024
Real Estate - Della Paolera	(16,078,326)	(14,309,711)
Real Estate - Edificio Tesla	(11,955,301)	(11,320,831)
Real Estate - Torre BBVA	(9,574,999)	(21,947,295)
Real Estate - Viamonte	(2,106,642)	(1,956,890)
Real Estate - Capital Federal	(90,926)	—
Real Estate - Mar del Plata	(66,392)	—
Real Estate - Caseros	(11,161)	—
Real Estate - Mendoza	(800)	—
Total	(39,884,547)	(49,534,727)